Document and Entity Information	Apr. 01, 2025
Prospectus:
Document Type	497
Entity Central Index Key	0001797318
Entity Registrant Name	AIM ETF Products Trust
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Period End Date	Oct. 31, 2024
Document Creation Date	Apr. 01, 2025
Document Effective Date	Apr. 01, 2025